UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MKM Longboat Capital Advisors LLP

Address:  10 Old Burlington Street
          London  W1S 3AG
          England

13F File Number: 028-12493

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     James Howard
Title:    Chief Financial Officer
Phone:    (+44) 20 7851 0692


Signature, Place and Date of Signing:

/s/ James Howard                  London, England               May 15, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      27

Form 13F Information Table Value Total:     $421,987 (in thousands)



List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2008

                               TITLE OF                      VALUE      SHRS OR    SH/ PUT/  INVSMT  OTHR        VOTING AUTHORITY
NAME OF ISSUER                 CLASS             CUSIP       (X$1000)   PRN AMT    PRN CALL  DSCRTN  MGRS      SOLE     SHARED  NONE

ADOLOR CORP                    COM               00724X102    6,152     1,367,059  SH         SOLE   NONE    1,367,059
ADVANCED LIFE SCIENCES HLDGS   COM               00765H107    1,098     1,247,349  SH         SOLE   NONE    1,247,349
ALLIANCE DATA SYSTEMS CORP     COM               018581108   11,898       250,000  SH         SOLE   NONE      250,000
ALLSCRIPTS HEALTHCARE SOLUTI   COM               01988P108    7,388       750,000  SH         SOLE   NONE      750,000
AMERICAN FINL RLTY TR          COM               02607P305   42,876     5,400,000  SH         SOLE   NONE    5,400,000
AQUILA INC                     COM               03840P102   14,586     4,558,100  SH         SOLE   NONE    4,558,100
BIOMIMETIC THERAPEUTICS INC    COM               09064X101    2,493       300,000  SH         SOLE   NONE      300,000
CLEAR CHANNEL COMMUNICATIONS   COM               184502102   30,797     1,050,000  SH         SOLE   NONE    1,050,000
ENERGY EAST CORP               COM               29266M109   32,031     1,344,127  SH         SOLE   NONE    1,344,127
FORD MTR CO DEL                COM PAR $0.01     345370860    2,260       393,000  SH         SOLE   NONE      393,000
GEMSTAR-TV GUIDE INTL INC      COM               36866W106    8,810     1,874,497  SH         SOLE   NONE    1,874,497
INCYTE CORP                    COM               45337C102    5,292       509,308  SH         SOLE   NONE      509,308
LEHMAN BROS HLDGS INC          COM               524908100   14,453       370,500  SH         SOLE   NONE      370,500
MERCK & CO INC                 COM               589331107    3,790       100,000  SH         SOLE   NONE      100,000
NAVTEQ CORP                    COM               63936L100   34,631       506,600  SH         SOLE   NONE      506,600
NOBLE CORPORATION              SHS               G65422100   12,630       250,100  SH         SOLE   NONE      250,100
OPTIBASE LTD                   ORD               M7524R108    2,518     1,346,418  SH         SOLE   NONE    1,346,418
OSI PHARMACEUTICALS INC        COM               671040103    2,417        63,967  SH         SOLE   NONE       63,967
PONIARD PHARMACEUTICALS INC    COM NEW           732449301    4,789     1,404,463  SH         SOLE   NONE    1,404,463
PRIDE INTL INC DEL             COM               74153Q102    4,196       120,000  SH         SOLE   NONE      120,000
PROLOGIS                       NOTE  1.875%11/1  743410AR3   22,749    25,000,000  PRN        SOLE   NONE   25,000,000
RENOVIS INC                    COM               759885106    4,500     1,890,888  SH         SOLE   NONE    1,890,888
STERLITE INDS INDIA LTD        ADS               859737207   30,330     1,686,900  SH         SOLE   NONE    1,686,900
TALISMAN ENERGY INC            COM               87425E103   56,729     3,196,000  SH         SOLE   NONE    3,196,000
UNITED RENTALS INC             COM               911363109   20,330     1,070,000  SH         SOLE   NONE    1,070,000
VIA PHARMACEUTICALS INC        COM               92554T103    1,209       404,241  SH         SOLE   NONE      404,241
VIRGIN MEDIA INC               COM               92769L101   41,035     2,982,200  SH         SOLE   NONE    2,982,200


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